Term Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Term Deposit [Abstract]
Term deposits marked as lien with National Company Law Appellate Tribunal	$ 2,859	$ 2,727
Pledged with banks against bank guarantees, bank over draft facility and other facilities	$ 3,169	$ 1,269